Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

14.	LEASES

The Group has operating leases for offices and factories. The Group recognized ROU assets of RMB44,349 and RMB151,871 and corresponding current liabilities of RMB34,975 and RMB34,993 in accrued expenses and other current liabilities, and long-term operating lease liabilities of RMB10,139 and RMB119,413, as of December 31, 2022 and 2023, respectively. The weighted average remaining lease term was approximately 5.48 years as of December 31, 2023, and the weighted average discount rate were 4.25% and 2.85% for the years ended December 31, 2022 and 2023, respectively.

For the years ended December 31, 2021, 2022 and 2023, Operating lease expenses were RMB21,792, RMB34,596 and RMB37,878 (including RMB2,136 for short-term leases not capitalized as ROU assets), respectively.

14.LEASES (continued)

The maturities of lease liabilities in accordance with Leases (ASC 842) as of December 31, 2022 and December 31, 2023 were as follows:

	As of	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
2023	36,025	—
2024	7,145	38,305
2025	3,282	25,951
2026	—	24,672
2027	—	24,877
2028	—	27,139
2029	—	24,877
Total lease payment	46,452	165,821
Less: imputed interest	(1,338)	(11,415)
Present value of minimum operating lease payments	45,114	154,406
Less: Current operating lease liabilities	(34,975)	(34,993)
Long-term operating lease liabilities	10,139	119,413

Cash paid for amounts included in the measurement of operating lease liabilities for the years ended December 31, 2022 and 2023 were RMB28,136 and RMB35,982, respectively. Right-of-use assets obtained in exchange for the operating lease liabilities in non-cash transactions for the years ended December 31, 2022 and 2023 were RMB37,414 and RMB133,661, respectively.